Supplement to the
Materials Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the redemption fee has been removed.

AMF-SUM-17-01 1.9880375.101	March 1, 2017